Accounts receivable, net (Tables)	12 Months Ended
Jun. 30, 2020
Accounts receivable, net
Schedule of accounts receivable, net

Accounts receivable, net consist of the following:

	June 30, 2020	June 30, 2019

Accounts receivable	$44,505,100	$41,827,554
Allowance for doubtful accounts	(3,932,343)	(2,304,817)
Total accounts receivable, net	$40,572,757	$39,522,737

Schedule of movement of allowance for doubtful accounts

Movements of allowance for doubtful accounts are as follows:

	June 30, 2020	June 30, 2019

Beginning balance	$2,304,817	$1,622,964
Balance inherited from JMC	930,657	—
Addition	769,764	743,986
Write off	—	—
Exchange rate effect	(72,895)	(62,133)
Ending balance	$3,932,343	$2,304,817